Label	Element	Value
Amplify High Income ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AMPLIFY HIGH INCOME ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Amplify High Income ETF seeks investment results that generally correspond (before fees and expenses) to the price and yield of the ISE High Income™ Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. For the fiscal period ended September 30, 2024, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Acquired Fund Fees and Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2025 fiscal year end as a result of a change in the Index methodology that occurred on July 19, 2024. The Fund incurred acquired fund fees and expenses of 4.28% for the fiscal year ended September 30, 2024.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index. Because the Index is comprised of securities issued by other investment companies (as opposed to operating companies), the Fund operates in a manner that is commonly referred to as a “fund of funds,” meaning that it invests its assets in shares of funds that are included in the Index. The Index seeks to measure the performance of the common stock (or its equivalent) of the top 60 U.S. exchange-listed closed-end funds (the “Underlying Funds”), as selected and ranked according to factors employed by the Index methodology that are designed to result in a portfolio that produces high current income (the “Methodology”).

The Index universe is not limited by the types of securities or other instruments in which an Underlying Fund may invest, nor the investment strategy an Underlying Fund may employ. Thus, the Underlying Funds may invest in a variety of securities including, but not limited to, equity securities (both dividend and non-dividend paying), foreign securities (including depositary receipts), taxable investment grade fixed income securities, investment grade municipal securities, taxable high yield fixed income securities and high yield municipal securities (commonly referred to as “junk bonds”), preferred securities, convertible securities, commodities, real-estate related securities, including real estate investment trusts (“REITs”), and derivatives. The Underlying Funds may employ different investment strategies including, but not limited to, dividend strategies, global and international strategies, covered call option strategies, balanced strategies, limited duration strategies, tax and risk-managed strategies, sector strategies, real estate, energy, utility, commodity, natural resources and other equity or income-oriented strategies.

The initial Index universe begins with all closed-end funds whose shares are listed and trade on one of the following U.S. securities exchanges: the Nasdaq Stock Market®, the New York Stock Exchange, NYSE American, or the CBOE Exchange. From this initial universe, eligible constituents are then considered for inclusion based on its respective “Tier” classification, with funds qualifying as either a “Tier 1 Fund” or “Tier 2 Fund”. To be considered a “Tier 1 Fund,” a fund must meet the following criteria:

•        have net assets of at least $500 million;

•        have a six-month average daily traded value of at least $1 million;

•        have a fund yield that is greater than or equal to 1.2 times the median fund yield of dividend-paying funds within the closed-end fund universe;

•        have a trading price differential to NAV (i.e., a trading price premium or discount to NAV) that is not in the top 25th percentile of the closed-end fund universe (with funds with premiums and smaller discounts rated more highly than those with larger discounts); and

•        have an expense ratio that is less than or equal to 6%.

To be considered a “Tier 2 Fund”, a fund must meet the following criteria:

•        have net assets of at least $250 million;

•        have a fund average daily traded value of at least $800,000;

•        have a fund yield that is greater than or equal to the median fund yield of dividend-paying funds within the closed-end fund universe;

•        have a trading price differential to NAV that is not in the top 10th percentile of the closed-end fund universe; and

•        have an expense ratio that is less than or equal to 6%.

A combined rank score for each eligible Index constituent is then calculated based on the following criteria and calculated in accordance with the Index methodology: fund yield (descending); fund trading premium/discount (ascending); and fund average daily traded value (descending). Each fund is then assigned an overall rank based on its combined rank score. The Index selects the Tier 1 Funds with a rank of 1 through 60. However, if fewer than 60 Tier 1 Funds are selected, the Index includes the Tier 2 Funds with the best overall rank not already selected as Tier 1 Funds until the Index either reaches a total of 60 constituents or the list of eligible Tier 2 Funds is exhausted. While the Index seeks to have 60 components, that number is a maximum limit and not a fixed target.

Index constituents are weighted according to a “modified” fund-yield weighted methodology. The initial Index weights are determined as follows:

•        the top 30 Underlying Funds as determined by ranking Fund Yield in descending order are each assigned a weight of 3%; and

•        all remaining Underlying Funds are given equal weights such that the combined weights add up to 100%.

Initial weights are adjusted at the semi-annual rebalance to comply with the following ongoing maximum weight constraints:

•        no constituent may exceed 3.5%;

•        no constituent outside the top 30 may exceed 2%;

•        no constituent may exceed the ratio of 10 days of a constituent’s fund average daily traded value divided by 110% of the Fund’s net assets; and

•        no constituent may exceed the ratio of 2.7% of a constituent’s net assets divided by 100% of the Fund’s net assets.

The Index weight adjustment is conducted such that any excess weight from a constituent exceeding its max weight is redistributed proportionally to other eligible constituents. The Index is rebalanced and reconstituted semi-annually, effective on the trading day following the third Friday in January and July. The rebalance and reconstitution of the Index is conducted using reference data as of the third Friday of the month prior (December and June, respectively). The Index but may be adjusted more frequently for specific corporate events, as detailed in the Methodology.

The Index is unmanaged and cannot be invested in directly. The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the Underlying Funds comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the Underlying Funds in the Index.

Diversification Status. The Fund is classified as a “diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will normally invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index. The Fund was reorganized on or about October 4, 2019 from the YieldShares High Income ETF (the “Predecessor Fund”), a series of the Exchange Traded Concepts Trust, into Amplify ETF Trust, a Massachusetts business trust. The Fund is a continuation of the Predecessor Fund and, therefore adopts the performance information of the Predecessor Fund (as shown below), which was managed by Exchange Traded Concepts, LLC and sub-advised by Amplify Investments LLC and Vident Investment Advisory, LLC. The Fund’s performance information is accessible on the Fund’s website at www.amplifyetfs.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compare to those of a benchmark index and a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.amplifyetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s highest quarterly return was 15.16% (quarter ended June 30, 2020) and the Fund’s lowest quarterly return was -26.62% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. The return after taxes on distributions and sale of fund shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Amplify High Income ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Amplify High Income ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Amplify High Income ETF | Cyber Security Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, and may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
Amplify High Income ETF | Early Close/Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Amplify High Income ETF | Fund of Funds Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Fund of Funds Risk. Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index. The Fund will indirectly bear a proportional share of the fees and expenses of the Underlying Funds in which it invests, including their investment advisory and administration fees, in addition to its own fees and expenses. In addition, at times certain segments of the market represented by constituent Underlying Funds may be out of favor and underperform other segments.
Amplify High Income ETF | Index Provider Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Provider Risk. The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of the Index, as published by the Nasdaq, Inc. (the “Index Provider” or “Nasdaq”). There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the Index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in its indices, and it does not guarantee that its Index will be in line with its methodology.
Amplify High Income ETF | Index Tracking Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
Amplify High Income ETF | Industry Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. Because the Fund’s assets will be concentrated in an industry or group of industries to the extent that the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.
Amplify High Income ETF | Inflation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation Risk. Inflation risk is the risk that the value of the Fund’s assets or income from investments held by the Fund will be less in the future since inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets can decline as can the value of the Fund’s distributions.
Amplify High Income ETF | Issuer-Specific Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer-Specific Risk. The value of an Underlying Fund may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Amplify High Income ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management Risk. Because the Fund may not fully replicate the Index and may hold fewer than the total number of securities in the Index and may hold securities not included in the Index, the Fund is subject to management risk. This is the risk that the Sub-Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.
Amplify High Income ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. Market risk is the risk that a particular investment, or the value of Shares in general, may fall in value. Securities are subject to market fluctuations cause by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value, including to zero, or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could materially negatively impact the value of Shares and result in increased market volatility. During any such events, Shares may trade at a greater premium or discount to its NAV.
Amplify High Income ETF | Passive Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling security is otherwise required upon a rebalancing of the Index.
Amplify High Income ETF | Risks Associated with ETFs [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks Associated with ETFs. The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s net asset value (“NAV”) and possibly face delisting.Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.Market Maker Risk. The Fund faces the risks associated with a potential lack of an active market for the Fund’s Shares due to a limited number of market makers. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. Market makers are under no obligation to make a market in Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at values below the NAV and also in greater than normal intra-day bid-ask spreads for Shares.Market Trading Risks. Shares of the Fund are publicly traded on the Exchange, which may subject shareholders of the Fund to numerous trading risks. First, Shares of the Fund may trade at prices that deviate from its NAV. The market prices of Shares will generally fluctuate in accordance with changes in the NAV of the Fund, but are also dependent upon the relative supply of and demand for Shares on the Exchange. The Fund cannot predict whether Shares will trade below (i.e., a discount), at, or above (i.e., a premium) their NAV. Price differences between the trading price of Shares and the NAV may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. Further, securities (including Shares), are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Additionally, although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. Further, the Fund is required to comply with listing requirements adopted by the Exchange, and there can be no assurance that the requirements of the Exchange necessary to maintain listing of the Fund’s Shares will continue to be met or will remain unchanged. Non-compliance with such requirements may result in the Fund’s Shares being delisted by the Exchange.Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties to provide a range of services relating to its operations. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. The Fund and Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Amplify High Income ETF | Risks of Investing in Closed-End Funds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investing in Closed-End Funds. The Fund may be subject to the following risks as a result of its investment in the Underlying Funds:Anti-Takeover Provision Risk. The organizational documents of certain of the Underlying Funds may include provisions that could limit the ability of other entities or persons to acquire control of the Underlying Fund or to change the composition of its board, which could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Underlying Fund.Leverage Risk. The Underlying Funds in which the Fund may invest may employ the use of leverage. As a result, the Fund may be exposed indirectly to leverage through investment in the Underlying Funds. An investment in securities of Underlying Funds that use leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.Risk of Market Price Discount from/Premium to Net Asset Value. The shares of the Underlying Funds may trade below (a discount) or above (a premium) to their NAV. This characteristic is a risk separate and distinct from the risk that an Underlying Fund’s NAV could decrease as a result of investment activities. Whether investors will realize gains or losses upon the sale of shares of a closed-end fund depends upon whether the market price of such fund’s shares at the time of sale is above or below an investor’s purchase price for such shares, which may or may not be connected to changes in such fund’s NAV.
Amplify High Income ETF | Risks of Investments and Strategies of the Underlying Funds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risks of Investments and Strategies of the Underlying Funds. The Fund may be subject to the following risks as a result of investments and strategies pursued by the Underlying Funds:Convertible Securities Risk. Convertible securities are bonds, debentures, notes, preferred securities or other securities that may be converted or exchanged (by the holder or the issuer) into shares of the underlying common stock (or cash or securities of equivalent value), either at a stated price or stated rate. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically are considered to be lower quality than similar non-convertible securities.Counterparty Risk. To the extent that an Underlying Fund engages in derivative transactions, it will be subject to credit risk with respect to the counterparties. The Underlying Fund may obtain only a limited or no recovery or may experience significant delays in obtaining recovery under derivative contracts if a counterparty experiences financial difficulties and becomes bankrupt or otherwise fails to perform its obligations under a derivative contract.Covered Call Writing Risk. The Fund may invest in Underlying Funds that engage in a strategy known as “covered call option writing,” which is designed to produce income from option premiums and offset a portion of a market decline in the underlying security. The writer (seller) of a covered call option forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.Credit Risk. Issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities may be unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is the chance that any of an Underlying Fund’s portfolio holdings will have its credit ratings downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the Underlying Fund’s income level and share price.Currency Risk. An Underlying Fund may invest in non-U.S. dollar denominated securities of foreign issuers. Because an Underlying Fund’s NAV is determined in U.S. dollars, the Underlying Fund’s NAV could decline if the currency of the non-U.S. market in which an Underlying Fund invests depreciates against the U.S. dollar, even if the value of the Underlying Fund’s holdings, measured in the foreign currency, increases. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.Derivatives Risk. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain derivative transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative relates, and risks that the derivative instruments may not be liquid. The SEC adopted Rule 18f-4 under the 1940 Act (“Rule 18f-4”) which governs the use of derivatives by funds. To the extent an Underlying Fund is noncompliant with Rule 18f-4, it may be required to adjust its investment portfolio which may, in turn, negatively impact its implementation of its investment strategies.Dividend Risk. An issuer of a security may be unwilling or unable to pay income on a security. Common stocks do not assure dividend payments. Common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Dividends are paid only when declared by an issuer’s board of directors, and the amount of any dividend may vary over time.Emerging Markets Risk. The Underlying Funds may have exposure to emerging markets. Emerging market countries include, but are not limited to, those considered to be developing by the International Monetary Fund, the World Bank, the International Finance Corporation or one of the leading global investment banks. The majority of these countries are likely to be located in Asia, Latin America, the Middle East, Central and Eastern Europe, and Africa. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Moreover, emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risks associated with custody of securities than developed markets. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment.Equity Securities Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.High Yield or Non-Investment Grade Securities Risk. High yield or non-investment grade securities (commonly referred to as “junk bonds”) and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations and are generally considered to be speculative. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic and competitive industry conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, an Underlying Fund may incur additional expenses to seek recovery.Illiquid Securities Risk. Closed-end funds are not limited in their ability to invest in illiquid securities. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for securities not traded on national exchanges may vary over time, and if the credit quality of a fixed-income security unexpectedly declines, secondary trading of that security may decline for a period of time. In the event that an Underlying Fund voluntarily or involuntarily liquidates portfolio assets during periods of infrequent trading, it may not receive full value for those assets.Industry and Sector Concentration Risk. An Underlying Fund from time to time may be concentrated to a significant degree in a single industry, group of industries, or a sector. To the extent that the Underlying Funds concentrate in the securities of issuers in a particular industry or sector, the Fund may face more risks than if it were diversified more broadly over numerous industries or sectors. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole. The Underlying Funds’ sector and industry exposure is expected to vary over time based on the composition of the Index.Interest Rate Risk. Fixed-income securities’ prices generally fall as interest rates rise; conversely, fixed-income securities’ prices generally rise as interest rates fall.Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.Leverage Risk. Leverage may result from ordinary borrowings, or may be inherent in the structure of certain Underlying Fund investments such as derivatives. If the prices of those investments decrease, or if the cost of borrowing exceeds any increase in the prices of those investments, the NAV of the Underlying Fund’s Shares will decrease faster than if the Underlying Fund had not used leverage. To repay borrowings, an Underlying Fund may have to sell investments at a time and at a price that is unfavorable to the Underlying Fund. Interest on borrowings is an expense the Underlying Fund would not otherwise incur. Leverage magnifies the potential for gain and the risk of loss. If an Underlying Fund uses leverage, there can be no assurance that the Underlying Fund’s leverage strategy will be successful.LIBOR Transition Risk. As of June 30, 2023, nearly all LIBOR publications ceased. While some LIBOR rates will continue to be published for a short period of time after June 30, 2023, it is only on an unrepresentative synthetic basis. Transitioning to a new reference rate may affect the value, liquidity or return on certain Underlying Funds and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR can be difficult to ascertain, and they may vary depending on a variety of factors. In the United States, the Secured Overnight Financing Rate (“SOFR”) has been identified as the preferred alternative to LIBOR. There is no assurance that the composition or characteristics of SOFR, or any alternative reference rate, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; increased difficulty in borrowing or refinancing and diminished effectiveness of any applicable hedging strategies against instruments whose terms currently include LIBOR; and/or costs incurred in connection with temporary borrowings and closing out positions and entering into new agreements. Any such effects (as well as other unforeseen effects) of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to an Underlying Fund, and therefore, the Fund.Mortgage-Backed and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier than expected due to changes in the rate at which the underlying loans are prepaid. Securities may be prepaid at a price less than the original purchase value.Municipal Securities Risk. Municipal securities are debt obligations issued by states or by political subdivisions or authorities of states. Municipal securities are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer’s power to levy taxes. Lower-quality revenue bonds and other credit-sensitive municipal securities carry higher risks of default than general obligation bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal securities to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal securities. Because many municipal securities are issued to finance similar projects, especially those related to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.Non-U.S. Investment Risk. Securities issued by non-U.S. companies present risks beyond those of securities of U.S. issuers. Risks of investing in the securities of non-U.S. companies include: different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluation, blockages or transfer restrictions; changes in non-U.S. currency exchange rates; taxes; restrictions on non-U.S. investments and exchange of securities; and less government supervision and regulation of issuers in non-U.S. countries. Prices of non-U.S. securities also may be more volatile. Investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.REIT Risk. Adverse economic, business or political developments affecting real estate could have a major effect on the value of an Underlying Fund’s investments in REITs. Investing in REITs may subject an Underlying Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain exemption from the registration requirements of the 1940 Act.Senior Loans Risk. Investments in senior loans typically are below investment grade and are considered speculative because of the credit risk of their issuers. Such companies are more likely to default on their payments of interest and principal owed, and such defaults could reduce an Underlying Fund’s NAV and income distributions. In addition, an Underlying Fund may have to sell securities at lower prices than it otherwise would to meet cash needs or it may have to maintain a greater portion of its assets in cash equivalents than it otherwise would because of impairments and limited liquidity of the collateral supporting a senior loan, which could negatively affect the Underlying Fund’s performance.Small- and Mid-Capitalization Risk. The small- and mid-capitalization companies in which Underlying Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.
Amplify High Income ETF | Tax Risk from Investment in Other Investment Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tax Risk from Investment in Other Investment Companies Risk. The Fund has based its analysis of its qualification as a “regulated investment company” (“RIC”) on the belief that its portfolio funds are themselves RICs. If a portfolio fund were to lose its status as a RIC, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own RIC status.If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies. In the event that the Fund fails to qualify as a RIC, the Fund will promptly notify shareholders of the implications of that failure.
Amplify High Income ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The Fund is subject to the risk of valuation discrepancies for its securities between its valuation of a security and that in the marketplace. Additionally, the value of securities in the Fund’s portfolio may change on days that shareholders are not able to purchase or sell Shares. Further, during periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s investments will become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value.
Amplify High Income ETF | Hybrid SWM/ISE High Income Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Hybrid SWM/ISE High Income Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.62%	[1]
5 Years	rr_AverageAnnualReturnYear05	2.74%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.53%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012	[1]
Amplify High Income ETF | ISE High Income Index™ (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	ISE High Income Index™ (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.62%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Amplify High Income ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	25.02%
5 Years	rr_AverageAnnualReturnYear05	14.53%
10 Years	rr_AverageAnnualReturnYear10	13.10%
Since Inception	rr_AverageAnnualReturnSinceInception	14.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Amplify High Income ETF | Amplify High Income ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	2.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,001
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,698
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,549
Annual Return 2015	rr_AnnualReturn2015	(8.26%)
Annual Return 2016	rr_AnnualReturn2016	15.42%
Annual Return 2017	rr_AnnualReturn2017	14.03%
Annual Return 2018	rr_AnnualReturn2018	(9.97%)
Annual Return 2019	rr_AnnualReturn2019	21.75%
Annual Return 2020	rr_AnnualReturn2020	(1.20%)
Annual Return 2021	rr_AnnualReturn2021	14.24%
Annual Return 2022	rr_AnnualReturn2022	(21.69%)
Annual Return 2023	rr_AnnualReturn2023	12.77%
Annual Return 2024	rr_AnnualReturn2024	11.88%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	11.88%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Amplify High Income ETF | Amplify High Income ETF | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
10 Years	rr_AverageAnnualReturnYear10	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012
Amplify High Income ETF | Amplify High Income ETF | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.21%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 11, 2012

[1]	Reflects performance of the SWM Index through June 20, 2013 and the ISE High Income™ Index hereafter.
[2]	The Acquired Fund Fees and Expenses have been restated to reflect the expenses the Adviser expects to incur for the 2025 fiscal year end as a result of a change in the Index methodology that occurred on July 19, 2024. The Fund incurred acquired fund fees and expenses of 4.28% for the fiscal year ended September 30, 2024.